UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05181
Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2009
Date of reporting period: December 31, 2008

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2008

Total Return for the 6 Months Ended December 31, 2008

Lipper
Multi-
						S&P	Cap
						Equal	Core
						Weight	Funds
Class A	Class B	Class C	Class I	Class R	Class W	Index[1]	Index[2]
–32.69%	–32.97%	–32.97%	–32.61%	–32.79%	–32.74%	–32.38%	–32.51%

The performance of the Fund’s six share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended December 31, 2008 was one of the worst periods in the history of financial markets. Over the past six months, the housing crisis escalated through mortgage-backed securities into a financial crisis, which eventually spilled over into the real economy. Credit tightening, along with the collapse or essential takeover of some financial institutions, caused massive dislocations in financial markets and incredibly high volatility.

Government intervention, which included very active monetary policy as well as direct support of the banks, may have prevented some of the worst scenarios, but it failed to protect the economy from slipping into recession. Significant declines in economic activity have been observed across all sectors and segments of the economy. Housing prices in the U.S. continued to fall, and foreclosures have not slowed down. Virtually all economic indicators registered record lows. Unemployment rose steadily, reaching 7.2 percent in December from 6.8 percent in November. Consumer confidence and spending hit all-time lows. Whether this recession is going to be medium-term or protracted remains to be seen, but it became clear that it is global and severe. Perhaps the only good news is the sign of some improvements in the credit markets that emerged at the end of the year.

Performance Analysis

All share classes of Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight Index (“the Index”) and the Lipper Multi-Cap Core Funds Index for the six months ended December 31, 2008, assuming no deduction of applicable sales charges.

Within the Index and therefore the Fund, all ten sectors had negative absolute performance during the six-month period, with double-digit negative returns. The worst performing sectors were energy, financials, information technology and materials. Collapsing commodity prices in the second half of 2008 led to the underperformance of the energy and materials sectors. Not surprisingly, credit market turmoil and other developments in the capital markets severely impacted financial companies as well. At the same time, global recession, higher unemployment and declining consumer confidence led to the negative performance of consumer-oriented stocks.

The underperformance was pervasive, affecting all styles and market capitalization segments as investors tried to move out of equities into relatively safe assets. On an individual stock basis, the worst detractors in the overall portfolio were dominated by financial stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 12/31/08
ProLogis	0.3%
Alcoa, Inc.	0.2
FLIR Systems, Inc.	0.2
Parker Hannifin Corp.	0.2
Principal Financial Group, Inc.	0.2
Allergan, Inc.	0.2
Novell, Inc.	0.2
Eaton Corp.	0.2
Watson Pharmaceuticals, Inc.	0.2
Marriott International, Inc. (Class A)	0.2

TOP FIVE INDUSTRIES as of 12/31/08
Electric Utilities	5.5%
Medical Specialties	3.4
Semiconductors	2.5
Real Estate Investment Trust	2.4
Packaged Software	2.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500”). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50 percent of the S&P 500’s value; however, these same 50 companies represent roughly 10 percent of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended December 31, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††	Class R Shares #	Class W Shares ##
	(since 07/28/97)		(since 12/01/87)		(since 07/28/97)		(since 07/28/97)		(since 03/31/08)	(since 03/31/08)
Symbol	VADAX		VADBX		VADCX		VADDX		VADRX	VADWX
1 Year	(40.28)%[3]		(40.76)%[3]		(40.72)%[3]		(40.13)%[3]		—	—
	(43.41	) [4]	(43.16	) [4]	(41.20	) [4]	—		—	—

5 Years	(2.81	) [3]	(3.55	) [3]	(3.52	) [3]	(2.57	) [3]	—	—
	(3.85	) [4]	(3.80	) [4]	(3.52	) [4]	—		—	—
10 Years	1.88	[3]	1.29	[3]	1.14	[3]	2.12	[3]	—	—
	1.34	[4]	1.29	[4]	1.14	[4]	—		—	—

Since Inception	3.01	[3]	8.57	[3]	2.25	[3]	3.25	[3]	(34.55)%[3]	(34.47)%[3]
	2.52	[4]	8.57	[4]	2.25	[4]	—		—	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	The Standard & Poor’s Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Core Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period @
	Account Value	Account Value	07/01/08 –
	07/01/08	12/31/08	12/31/08
Class A
Actual (−32.69% return)	$1,000.00	$673.10	$3.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.58	$3.67
Class B
Actual (−32.97% return)	$1,000.00	$670.30	$6.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.48
Class C
Actual (−32.97% return)	$1,000.00	$670.30	$6.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.48
Class I
Actual (−32.61% return)	$1,000.00	$673.90	$1.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.84	$2.40
Class R
Actual (−32.79% return)	$1,000.00	$672.10	$4.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.32	$4.94
Class W
Actual (−32.74% return)	$1,000.00	$672.60	$3.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.07	$4.18

@	Expenses are equal to the Fund’s annualized expense ratios of 0.72%, 1.47%, 1.47%, 0.47%, 0.97% and 0.82% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.9%)
	Advertising/Marketing Services (0.4%)
419,069	Interpublic Group of Companies, Inc. (The) (a)	$1,659,513
61,094	Omnicom Group, Inc.	1,644,651

		3,304,164

	Aerospace & Defense (2.0%)
39,532	Boeing Co.	1,686,830
65,166	FLIR Systems, Inc.	1,999,293
28,224	General Dynamics Corp. (a)	1,625,420
45,189	Goodrich Corp.	1,672,897
21,719	L-3 Communications Holdings, Inc.	1,602,428
20,376	Lockheed Martin Corp.	1,713,214
39,906	Northrop Grumman Corp.	1,797,366
29,085	Precision Castparts Corp.	1,729,976
32,849	Raytheon Co.	1,676,613
43,255	Rockwell Collins, Inc.	1,690,838

		17,194,875

	Agricultural Commodities/Milling (0.2%)
56,267	Archer-Daniels-Midland Co.	1,622,178

	Air Freight/Couriers (0.8%)
31,485	C.H. Robinson Worldwide, Inc.	1,732,620
49,175	Expeditors International of Washington, Inc.	1,636,052
24,752	FedEx Corp.	1,587,841
29,572	United Parcel Service, Inc. (Class B)	1,631,192

		6,587,705

	Airlines (0.2%)
204,569	Southwest Airlines Co.	1,763,385

	Aluminum (0.2%)
178,646	Alcoa, Inc.	2,011,554

	Apparel/Footwear (1.0%)
77,632	Coach, Inc. (a)	1,612,417
262,099	Jones Apparel Group, Inc.	1,535,900
34,005	Nike, Inc. (Class B)	1,734,255
37,330	Polo Ralph Lauren Corp.	1,695,155
31,341	V.F. Corp.	1,716,547

		8,294,274

	Apparel/Footwear Retail (1.0%)
68,891	Abercrombie & Fitch Co. (Class A)	1,589,315
120,138	Gap, Inc. (The)	1,608,648
173,616	Limited Brands, Inc.	1,743,105
137,263	Nordstrom, Inc.	1,826,971
78,947	TJX Companies, Inc. (The)	1,623,940

		8,391,979

	Auto Parts: O.E.M. (0.4%)
38,162	Eaton Corp.	1,897,033
89,327	Johnson Controls, Inc.	1,622,178

		3,519,211

	Automotive Aftermarket (0.2%)
266,382	Goodyear Tire & Rubber Co. (The) (a)	1,590,301

	Beverages: Alcoholic (0.6%)
32,422	Brown-Forman Corp. (Class B)	1,669,409
101,282	Constellation Brands Inc. (Class A) (a)	1,597,217
37,603	Molson Coors Brewing Co. (Class B)	1,839,539

		5,106,165

	Beverages: Non-Alcoholic (1.0%)
36,693	Coca-Cola Co. (The)	1,661,092
138,393	Coca-Cola Enterprises Inc.	1,664,868
96,124	Dr Pepper Snapple Group Inc.	1,562,015
79,890	Pepsi Bottling Group, Inc. (The)	1,798,324
30,140	PepsiCo, Inc.	1,650,768

		8,337,067

	Biotechnology (1.6%)
28,191	Amgen Inc. (a)	1,628,030
37,196	Biogen Idec Inc. (a)	1,771,646
29,821	Celgene Corp. (a)	1,648,505
20,331	Cephalon, Inc. (a)	1,566,300
23,905	Genzyme Corp. (a)	1,586,575

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
35,001	Gilead Sciences, Inc. (a)	$1,789,951
74,578	Life Technologies Corp	1,738,413
34,091	Millipore Corp. (a)	1,756,368

		13,485,788

	Building Products (0.2%)
147,235	Masco Corp.	1,638,726

	Cable/Satellite TV (0.6%)
103,443	Comcast Corp. (Class A)	1,746,118
79,356	DIRECTV Group, Inc. (The) (a)	1,818,046
82,430	Scripps Networks Interactive (Class A)	1,813,460

		5,377,624

	Casino/Gaming (0.4%)
141,728	International Game Technology	1,685,146
37,869	Wynn Resorts, Ltd. (a)	1,600,344

		3,285,490

	Chemicals: Agricultural (0.4%)
34,020	CF Industries Holdings Inc	1,672,423
22,759	Monsanto Co.	1,601,096

		3,273,519

	Chemicals: Major Diversified (0.9%)
81,188	Dow Chemical Co. (The)	1,225,127
63,682	Du Pont (E.I.) de Nemours & Co.	1,611,155
58,831	Eastman Chemical Co.	1,865,531
59,652	International Flavors & Fragrances, Inc.	1,772,857
24,003	Rohm & Haas Co.	1,483,145

		7,957,815

	Chemicals: Specialty (0.6%)
34,961	Air Products & Chemicals, Inc.	1,757,489
29,159	Praxair, Inc.	1,730,878
38,933	Sigma-Aldrich Corp.	1,644,530

		5,132,897

	Coal (0.6%)
59,361	CONSOL Energy, Inc.	1,696,537
129,901	Massey Energy Co.	1,791,335
70,482	Peabody Energy Corp.	1,603,466

		5,091,338

	Commercial Printing/Forms (0.2%)
121,028	Donnelley (R.R.) & Sons Co.	1,643,560

	Computer Communications (0.6%)
94,574	Cisco Systems, Inc. (a)	1,541,556
100,306	Juniper Networks, Inc. (a)	1,756,358
127,067	QLogic Corp. (a)	1,707,780

		5,005,694

	Computer Peripherals (0.6%)
149,019	EMC Corp. (a)	1,560,229
56,121	Lexmark International, Inc. (Class A) (a)	1,509,655
126,833	NetApp Inc	1,771,857
42,000	Seagate Technology Inc. (Escrow) (d) (a)	0

		4,841,741

	Computer Processing Hardware (0.8%)
18,647	Apple Inc. (a)	1,591,521
154,441	Dell Inc. (a)	1,581,476
49,115	Hewlett-Packard Co.	1,782,383
416,246	Sun Microsytems (a)	1,590,060

		6,545,440

	Construction Materials (0.2%)
24,271	Vulcan Materials Co.	1,688,776

	Containers/Packaging (1.0%)
42,152	Ball Corp.	1,753,102
64,591	Bemis Company, Inc.	1,529,515
68,448	Owens-Illinois, Inc. (a)	1,870,684
68,223	Pactiv Corp. (a)	1,697,388
114,929	Sealed Air Corp.	1,717,039

		8,567,728

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Contract Drilling (0.8%)
59,046	ENSCO International Inc.	$1,676,316
145,170	Nabors Industries, Ltd. (Bermuda) (a)	1,737,685
74,679	Noble Corp. (Cayman Islands)	1,649,659
102,887	Rowan Companies, Inc.	1,635,903

		6,699,563

	Data Processing Services (1.5%)
35,787	Affiliated Computer Services, Inc. (Class A) (a)	1,644,413
42,911	Automatic Data Processing, Inc.	1,688,119
266,711	Convergys Corp. (a)	1,709,618
96,181	Fidelity National Information Services, Inc.	1,564,865
44,739	Fiserv, Inc. (a)	1,627,157
62,106	Paychex, Inc.	1,632,146
115,622	Total System Services, Inc.	1,618,708
125,734	Western Union Co.	1,803,026

		13,288,052

	Department Stores (0.6%)
45,692	Kohl’s Corp. (a)	1,654,050
164,885	MACY’S Inc.	1,706,560
78,834	Penney (J.C.) Co., Inc.	1,553,030

		4,913,640

	Discount Stores (1.1%)
106,522	Big Lots, Inc. (a)	1,543,504
30,308	Costco Wholesale Corp.	1,591,170
64,387	Family Dollar Stores, Inc.	1,678,569
44,564	Sears Holdings Corp. (a)	1,732,203
50,628	Target Corp.	1,748,185
29,248	Wal-Mart Stores, Inc.	1,639,643

		9,933,274

	Drugstore Chains (0.4%)
60,470	CVS/Caremark Corp.	1,737,908
67,019	Walgreen Co.	1,653,359

		3,391,267

	Electric Utilities (5.4%)
206,885	AES Corp. (The) (a)	1,704,732
51,673	Allegheny Energy, Inc. (a)	1,749,648
49,871	Ameren Corp.	1,658,709
51,090	American Electric Power Co., Inc.	1,700,275
129,621	CenterPoint Energy, Inc.	1,635,817
167,723	CMS Energy Corp.	1,695,680
42,192	Consolidated Edison, Inc.	1,642,535
65,227	Constellation Energy Group	1,636,545
46,606	Dominion Resources, Inc.	1,670,359
46,861	DTE Energy Co.	1,671,532
109,798	Duke Energy Corp.	1,648,068
51,683	Edison International	1,660,058
19,916	Entergy Corp.	1,655,617
32,971	Exelon Corp.	1,833,517
32,619	FirstEnergy Corp.	1,584,631
34,567	FPL Group, Inc.	1,739,757
39,105	Integrys Energy Group, Inc.	1,680,733
95,208	Pepco Holdings, Inc.	1,690,894
42,224	PG&E Corp.	1,634,491
54,234	Pinnacle West Capital Corp.	1,742,538
54,543	PPL Corp.	1,673,925
41,920	Progress Energy, Inc.	1,670,512
56,784	Public Service Enterprise Group Inc.	1,656,389
42,300	SCANA Corp.	1,505,880
44,012	Southern Co. (The)	1,628,444
145,591	TECO Energy, Inc.	1,798,049
39,330	Wisconsin Energy Corp.	1,651,073
94,875	Xcel Energy, Inc.	1,759,931

		46,980,339

	Electrical Products (0.6%)
55,130	Cooper Industries Ltd. (Class A) (Bermuda)	1,611,450
47,921	Emerson Electric Co.	1,754,388
112,047	Molex Inc.	1,623,561

		4,989,399

	Electronic Components (1.0%)
66,836	Amphenol Corporation (Class A)	1,602,727
257,952	Jabil Circuit, Inc.	1,741,176
108,357	MEMC Electronic Materials, Inc. (a)	1,547,338

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
181,701	SanDisk Corp. (a)	$1,744,330
103,706	Tyco Electronics Ltd. (Bermuda)	1,681,074

		8,316,645

	Electronic Equipment/Instruments (0.7%)
100,138	Agilent Technologies, Inc. (a)	1,565,157
392,565	JDS Uniphase Corp. (a)	1,432,862
52,948	Rockwell Automation, Inc.	1,707,044
215,161	Xerox Corp. (a)	1,714,833

		6,419,896

	Electronic Production Equipment (0.8%)
171,801	Applied Materials, Inc.	1,740,344
75,861	KLA-Tencor Corp.	1,653,011
127,663	Novellus Systems, Inc. (a)	1,575,361
405,838	Teradyne, Inc. (a)	1,712,636

		6,681,352

	Electronics/Appliance Stores (0.4%)
56,040	Best Buy Co., Inc.	1,575,284
134,429	RadioShack Corp.	1,605,082

		3,180,366

	Electronics/Appliances (0.6%)
264,223	Eastman Kodak Co.	1,738,587
105,145	Harman International Industries, Inc.	1,759,076
40,586	Whirlpool Corp.	1,678,231

		5,175,894

	Engineering & Construction (0.4%)
36,020	Fluor Corp.	1,616,217
34,290	Jacobs Engineering Group, Inc. (a)	1,649,349

		3,265,566

	Environmental Services (0.4%)
73,991	Republic Services, Inc.	1,834,237
52,236	Waste Management, Inc.	1,731,101

		3,565,338

	Finance/Rental/Leasing (1.3%)
525,949	American Capital Ltd.	1,704,075
52,639	Capital One Financial Corp.	1,678,658
377,605	CIT Group, Inc.	1,714,327
168,552	Discover Financial Services	1,606,301
10,293	Mastercard Inc. Class A (a)	1,471,178
42,902	Ryder System, Inc.	1,663,740
184,378	SLM Corp.	1,640,964

		11,479,243

	Financial Conglomerates (1.1%)
83,904	American Express Co.	1,556,419
224,090	Citigroup, Inc.	1,503,644
55,395	JPMorgan Chase & Co.	1,746,604
77,742	Leucadia National Corp. (a)	1,539,292
85,474	Principal Financial Group, Inc.	1,929,148
55,773	Prudential Financial, Inc.	1,687,691

		9,962,798

	Financial Publishing/Services (0.8%)
23,641	Dun & Bradstreet Corp. (a)	1,825,085
68,035	Equifax, Inc.	1,804,288
68,593	McGraw-Hill Companies, Inc. (The)	1,590,672
74,327	Moody’s Corp.	1,493,229

		6,713,274

	Food Distributors (0.2%)
66,980	SYSCO Corp.	1,536,521

	Food Retail (0.8%)
62,067	Kroger Co. (The)	1,639,189
70,119	Safeway Inc.	1,666,729
125,115	SUPERVALU, Inc.	1,826,679
175,288	Whole Foods Market, Inc.	1,654,719

		6,787,316

	Food: Major Diversified (1.4%)
57,444	Campbell Soup Co.	1,723,894
102,019	ConAgra Foods Inc.	1,683,314
27,632	General Mills, Inc.	1,678,644
42,347	Heinz (H.J.) Co.	1,592,247
40,804	Kellogg Co.	1,789,255

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
61,128	Kraft Foods Inc. (Class A)	$1,641,287
167,713	Sara Lee Corp.	1,641,910

		11,750,551

	Food: Meat/Fish/Dairy (0.4%)
92,109	Dean Foods Co.	1,655,199
214,344	Tyson Foods, Inc. (Class A)	1,877,653

		3,532,852

	Food: Specialty/Candy (0.6%)
46,500	Hershey Foods Co. (The)	1,615,410
50,052	McCormick & Co., Inc. (Non-Voting)	1,594,657
41,612	Smucker (J.M.) Co.	1,804,296

		5,014,363

	Forest Products (0.2%)
52,053	Weyerhaeuser Co.	1,593,342

	Gas Distributors (1.4%)
808,396	Dynegy, Inc. (Class A) (a)	1,616,792
51,700	Equitable Resources, Inc.	1,734,535
46,381	Nicor Inc.	1,611,276
149,155	NiSource, Inc.	1,636,230
53,126	Questar Corp.	1,736,689
39,792	Sempra Energy	1,696,333
108,124	Spectra Energy Corp.	1,701,872

		11,733,727

	Home Building (0.9%)
147,377	Centex Corp.	1,568,091
219,121	D.R. Horton, Inc.	1,549,185
116,967	KB Home	1,593,091
172,141	Lennar Corp. (Class A)	1,492,462
149,291	Pulte Homes, Inc.	1,631,751

		7,834,580

	Home Furnishings (0.4%)
115,741	Leggett & Platt, Inc.	1,758,106
166,224	Newell Rubbermaid, Inc.	1,625,671

		3,383,777

	Home Improvement Chains (0.8%)
50,093	Fastenal Co.	1,745,741
67,311	Home Depot, Inc. (The)	1,549,499
77,392	Lowe’s Companies, Inc.	1,665,476
29,465	Sherwin-Williams Co.	1,760,534

		6,721,250

	Hospital/Nursing Management (0.2%)
1,620,681	Tenet Healthcare Corp. (a)	1,863,783

	Hotels/Resorts/Cruiselines (0.8%)
71,080	Carnival Corp (Units) (Panama) (c)	1,728,666
96,798	Marriott International, Inc. (Class A)	1,882,721
91,747	Starwood Hotels & Resorts Worldwide, Inc.	1,642,271
226,456	Wyndham Worldwide Corp. (a)	1,483,287

		6,736,945

	Household/Personal Care (1.2%)
68,594	Avon Products, Inc.	1,648,314
30,108	Clorox Co. (The)	1,672,800
25,081	Colgate-Palmolive Co.	1,719,052
55,170	Estee Lauder Companies, Inc. (The) (Class A)	1,708,063
31,898	Kimberly-Clark Corp.	1,682,301
28,901	Procter & Gamble Co. (The)	1,786,660

		10,217,190

	Industrial Conglomerates (1.7%)
28,446	3M Co.	1,636,783
29,272	Danaher Corp.	1,657,088
100,041	General Electric Co. (b)	1,620,664
49,871	Honeywell International, Inc.	1,637,265
99,832	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,732,085
35,714	ITT Corp.	1,642,487
106,902	Textron, Inc.	1,482,731
76,251	Tyco International Ltd. (Bermuda)	1,647,022
33,832	United Technologies Corp.	1,813,395

		14,869,520

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Industrial Machinery (0.6%)
31,321	Flowserve Corp. (a)	$1,613,032
47,294	Illinois Tool Works Inc.	1,657,655
45,418	Parker Hannifin Corp.	1,932,082

		5,202,769

	Industrial Specialties (0.4%)
46,969	Ecolab Inc.	1,650,960
39,502	PPG Industries, Inc.	1,676,070

		3,327,030

	Information Technology Services (1.0%)
71,503	Citrix Systems, Inc. (a)	1,685,326
96,773	Cognizant Technology Solutions Corp. (Class A) (a)	1,747,720
49,179	Computer Sciences Corp. (a)	1,728,150
19,520	International Business Machines Corp.	1,642,803
108,180	Teradata Corp	1,604,309

		8,408,308

	Insurance Brokers/Services (0.4%)
37,581	AON Corp.	1,716,700
70,544	Marsh & McLennan Companies, Inc.	1,712,103

		3,428,803

	Integrated Oil (1.2%)
22,282	Chevron Corp.	1,648,200
33,889	ConocoPhillips	1,755,450
23,151	Exxon Mobil Corp.	1,848,144
34,437	Hess Corp.	1,847,201
66,987	Marathon Oil Corp.	1,832,764
37,749	Murphy Oil Corp.	1,674,168

		10,605,927

	Internet Retail (0.4%)
33,783	Amazon.com, Inc. (a)	1,732,392
68,916	Gamestop Corp. (Class A) (a)	1,492,721

		3,225,113

	Internet Software/Services (0.7%)
112,125	Akamai Technologies, Inc. (a)	1,691,966
5,075	Google Inc. (Class A) (a)	1,561,324
77,780	VeriSign, Inc. (a)	1,484,042
129,955	Yahoo! Inc. (a)	1,585,451

		6,322,783

	Investment Banks/Brokers (1.7%)
76,326	Ameriprise Financial, Inc.	1,782,975
7,365	CME Group Inc.	1,532,730
1,466,276	E*TRADE Group, Inc. (a)	1,686,217
19,536	Goldman Sachs Group, Inc. (The)	1,648,643
20,052	Intercontinental Exchange Inc.	1,653,087
104,005	Morgan Stanley (Note 4)	1,668,240
71,054	Nasdaq Stock Market Inc. (a)	1,755,744
60,308	NYSE Euronext	1,651,233
110,344	Schwab (Charles) Corp. (The)	1,784,262

		15,163,131

	Investment Managers (1.4%)
101,749	Federated Investors, Inc. (Class B)	1,725,663
26,285	Franklin Resources, Inc.	1,676,457
122,609	Invesco Ltd	1,770,474
207,959	Janus Capital Group, Inc.	1,669,911
81,318	Legg Mason, Inc.	1,781,677
47,375	Price (T.) Rowe Group, Inc.	1,678,970
40,403	State Street Corp.	1,589,050

		11,892,202

	Life/Health Insurance (1.1%)
35,949	AFLAC, Inc.	1,647,902
518,109	Genworth Financial Inc. (Class A)	1,466,248
91,763	Lincoln National Corp.	1,728,815
46,701	MetLife, Inc.	1,627,997
36,943	Torchmark Corp.	1,651,352
95,986	UnumProvident Corp.	1,785,340

		9,907,654

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Major Banks (2.2%)
126,375	Bank of America Corp.	$1,779,360
62,035	Bank of New York Mellon Corp.	1,757,452
63,345	BB&T Corp.	1,739,454
84,859	Comerica, Inc.	1,684,451
238,378	Huntington Bancshares, Inc.	1,825,975
215,589	KeyCorp	1,836,818
36,725	PNC Financial Services Group	1,799,525
215,907	Regions Financial Corp.	1,718,620
53,950	SunTrust Banks, Inc.	1,593,683
68,685	U.S. Bancorp	1,717,812
59,336	Wells Fargo & Co.	1,749,225

		19,202,375

	Major Telecommunications (0.8%)
57,976	AT&T Inc.	1,652,316
50,942	Embarq Corp.	1,831,874
840,340	Sprint Nextel Corp.	1,537,822
52,437	Verizon Communications, Inc.	1,777,614

		6,799,626

	Managed Health Care (1.2%)
64,308	Aetna, Inc.	1,832,778
107,476	CIGNA Corp.	1,810,971
120,849	Coventry Health Care, Inc. (a)	1,798,233
45,098	Humana, Inc. (a)	1,681,253
59,549	UnitedHealth Group Inc.	1,584,003
37,327	WellPoint Inc. (a)	1,572,587

		10,279,825

	Media Conglomerates (1.0%)
225,396	CBS Corp. (Class B)	1,845,993
76,921	Disney (Walt) Co. (The)	1,745,337
189,938	News Corp. (Class A)	1,726,536
157,137	Time Warner, Inc.	1,580,798
90,170	Viacom Inc. (Class B) (a)	1,718,640

		8,617,304

	Medical Distributors (0.8%)
47,392	AmerisourceBergen Corp.	1,689,999
50,224	Cardinal Health, Inc.	1,731,221
44,774	McKesson Corp.	1,734,097
94,631	Patterson Companies, Inc. (a)	1,774,331

		6,929,648

	Medical Specialties (3.3%)
21,789	Bard (C.R.), Inc.	1,835,941
32,383	Baxter International, Inc.	1,735,405
24,428	Becton, Dickinson & Co.	1,670,631
206,749	Boston Scientific Corp. (a)	1,600,237
47,546	Covidien Ltd.	1,723,067
60,247	DENTSPLY International, Inc.	1,701,375
60,524	Hospira, Inc. (a)	1,623,254
12,985	Intuitive Surgical, Inc. (a)	1,648,965
53,647	Medtronic, Inc.	1,685,589
66,071	Pall Corp.	1,878,399
117,700	PerkinElmer, Inc.	1,637,207
49,795	St. Jude Medical, Inc. (a)	1,641,243
44,585	Stryker Corp.	1,781,171
48,517	Thermo Fisher Scientific, Inc. (a)	1,652,974
47,117	Varian Medical Systems, Inc. (a)	1,650,980
44,619	Waters Corp. (a)	1,635,286
43,749	Zimmer Holdings, Inc. (a)	1,768,335

		28,870,059

	Medical/Nursing Services (0.2%)
32,593	DaVita, Inc. (a)	1,615,635

	Miscellaneous Commercial Services (0.2%)
77,692	Cintas Corp.	1,804,785

	Miscellaneous Manufacturing (0.2%)
54,777	Dover Corp.	1,803,259

	Motor Vehicles (0.5%)
552,630	Ford Motor Co. (a)	1,265,523
381,482	General Motors Corp.	1,220,742
94,958	Harley-Davidson, Inc.	1,611,437

		4,097,702

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Multi-Line Insurance (0.4%)
1,018,912	American International Group, Inc.	$1,599,692
92,089	Hartford Financial Services Group, Inc. (The)	1,512,101

		3,111,793

	Office Equipment/Supplies (0.4%)
48,099	Avery Dennison Corp.	1,574,280
65,790	Pitney Bowes, Inc.	1,676,329

		3,250,609

	Oil & Gas Pipelines (0.4%)
214,831	El Paso Corp.	1,682,127
115,707	Williams Companies, Inc. (The)	1,675,437

		3,357,564

	Oil & Gas Production (2.3%)
46,776	Anadarko Petroleum Corp.	1,803,215
21,981	Apache Corp.	1,638,244
67,228	Cabot Oil & Gas Corp.	1,747,928
102,082	Chesapeake Energy Corp.	1,650,666
24,065	Devon Energy Corp.	1,581,311
25,097	EOG Resources, Inc.	1,670,958
34,078	Noble Energy, Inc.	1,677,319
28,411	Occidental Petroleum Corp.	1,704,376
100,385	Pioneer Natural Resources Co. (a)	1,624,229
47,475	Range Resources Corp.	1,632,665
61,512	Southwestern Energy Co. (a)	1,782,003
43,943	XTO Energy, Inc.	1,549,870

		20,062,784

	Oil Refining/Marketing (0.6%)
37,287	Sunoco, Inc.	1,620,493
136,737	Tesoro Corp.	1,800,826
74,328	Valero Energy Corp.	1,608,458

		5,029,777

	Oilfield Services/Equipment (1.6%)
53,695	Baker Hughes Inc.	1,721,999
154,498	BJ Services Co.	1,802,992
81,922	Cameron International Corp. (a)	1,679,401
93,104	Halliburton Co.	1,692,631
69,461	National-Oilwell Varco, Inc. (a)	1,697,627
42,957	Schlumberger Ltd. (Netherlands Antilles)	1,818,370
69,609	Smith International, Inc.	1,593,350
158,783	Weatherford International Ltd. (Bermuda) (a)	1,718,032

		13,724,402

	Other Consumer Services (0.8%)
20,865	Apollo Group, Inc. (Class A) (a)	1,598,676
79,751	Block (H&R), Inc.	1,811,943
113,390	eBay Inc. (a)	1,582,924
214,006	Expedia, Inc. (a)	1,763,409

		6,756,952

	Other Consumer Specialties (0.2%)
40,524	Fortune Brands, Inc.	1,672,831

	Other Metals/Minerals (0.2%)
184,132	Titanium Metals Corp.	1,622,203

	Packaged Software (2.4%)
78,838	Adobe Systems, Inc. (a)	1,678,461
87,092	Autodesk, Inc. (a)	1,711,358
65,930	BMC Software, Inc. (a)	1,774,176
88,921	CA Inc.	1,647,706
256,083	Compuware Corp. (a)	1,728,560
70,119	Intuit Inc. (a)	1,668,131
50,800	McAfee Inc. (a)	1,756,156
82,466	Microsoft Corp. (b)	1,603,139
490,130	Novell, Inc. (a)	1,906,606
91,691	Oracle Corp. (a)	1,625,681
50,472	Salesforce.com Inc. (a)	1,615,609
121,209	Symantec Corp. (a)	1,638,746

		20,354,329

	Personnel Services (0.4%)
127,792	Monster Worldwide Inc. (a)	1,545,005
82,212	Robert Half International, Inc.	1,711,654

		3,256,659

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Pharmaceuticals: Generic Drugs (0.4%)
180,338	Mylan Laboratories, Inc.	$1,783,543
71,169	Watson Pharmaceuticals, Inc. (a)	1,890,960

		3,674,503

	Pharmaceuticals: Major (1.6%)
30,174	Abbott Laboratories	1,610,386
76,295	Bristol-Myers Squibb Co.	1,773,859
26,789	Johnson & Johnson	1,602,786
45,415	Lilly (Eli) & Co.	1,828,862
57,082	Merck & Co., Inc.	1,735,293
94,235	Pfiezer, Inc. (b)	1,668,902
95,898	Schering-Plough Corp.	1,633,143
43,860	Wyeth	1,645,189

		13,498,420

	Pharmaceuticals: Other (0.6%)
47,619	Allergan, Inc.	1,919,998
66,083	Forest Laboratories, Inc. (a)	1,683,134
158,467	King Pharmaceuticals, Inc. (a)	1,682,938

		5,286,070

	Precious Metals (0.4%)
67,602	Freeport-McMoRan Copper & Gold, Inc.	1,652,193
42,778	Newmont Mining Corp.	1,741,065

		3,393,258

	Property – Casualty Insurers (1.3%)
50,395	Allstate Corp. (The)	1,650,940
33,102	Chubb Corp. (The)	1,688,202
53,342	Cincinnati Financial Corp.	1,550,652
58,266	Loews Corp.	1,646,015
113,449	Progressive Corp. (The)	1,680,180
38,055	Travelers Companies, Inc. (The)	1,720,086
407,565	XL Capital Ltd. (Class A) (Cayman Islands)	1,507,991

		11,444,066

	Publishing: Books/Magazines (0.2%)
103,716	Meredith Corp.	1,775,618

	Publishing: Newspapers (0.6%)
208,789	Gannett Co., Inc.	1,670,312
247,009	New York Times Co. (The) (Class A)	1,810,576
4,424	Washington Post Co. (The) (Class B)	1,726,466

		5,207,354

	Pulp & Paper (0.4%)
133,191	International Paper Co.	1,571,654
144,015	MeadWestvaco Corp.	1,611,528

		3,183,182

	Railroads (0.8%)
22,133	Burlington Northern Santa Fe Corp.	1,675,689
51,590	CSX Corp.	1,675,127
39,022	Norfolk Southern Corp.	1,835,985
36,334	Union Pacific Corp.	1,736,765

		6,923,566

	Real Estate Development (0.2%)
411,681	CB Richard Ellis Group, Inc. (Class A) (a)	1,778,462

	Real Estate Investment Trusts (2.4%)
131,410	Apartment Investment & Management Co. (Class A)	1,517,786
27,117	AvalonBay Communities, Inc.	1,642,748
30,754	Boston Properties, Inc.	1,691,470
55,683	Equity Residential	1,660,467
61,561	HCP INC	1,709,549
225,892	Host Hotels & Resorts Inc.	1,710,002
83,328	Kimco Realty Corp.	1,523,236
46,566	Plum Creek Timber Co., Inc.	1,617,703
172,919	ProLogis	2,401,845
21,648	Public Storage, Inc.	1,721,016
29,825	Simon Property Group, Inc.	1,584,602
29,047	Vornado Realty Trust	1,752,986

		20,533,410

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Recreational Products (0.6%)
92,237	Electronic Arts Inc. (a)	$1,479,481
59,683	Hasbro, Inc.	1,740,953
108,902	Mattel, Inc.	1,742,432

		4,962,866

	Regional Banks (1.2%)
227,080	Fifth Third Bancorp	1,875,681
154,248	First Horizon National Corp.	1,630,397
29,873	M&T Bank Corp.	1,715,009
135,136	Marshall & Ilsley Corp	1,843,255
33,790	Northern Trust Corp.	1,761,811
65,367	Zions Bancorporation	1,602,145

		10,428,298

	Restaurants (0.8%)
61,017	Darden Restaurants, Inc.	1,719,459
26,750	McDonald’s Corp.	1,663,583
176,025	Starbucks Corp. (a)	1,665,197
53,645	Yum! Brands, Inc.	1,689,818

		6,738,057

	Retail Strip Centers (0.2%)
332,334	Developers Diversified Realty Corp.	1,621,790

	Savings Banks (0.6%)
116,836	Hudson City Bancorp, Inc.	1,864,703
90,066	People’s United Financial Inc.	1,605,877
603,193	Sovereign Bancorp, Inc.	1,797,515

		5,268,095

	Semiconductors (2.5%)
767,724	Advanced Micro Devices, Inc. (a)	1,658,284
99,165	Altera Corp.	1,657,047
84,802	Analog Devices, Inc.	1,612,934
92,682	Broadcom Corp. (Class A) (a)	1,572,814
111,570	Intel Corp. (b)	1,635,616
78,655	Linear Technology Corp.	1,739,849
431,515	LSI Logic Corp. (a)	1,419,684
80,274	Microchip Technology Inc.	1,567,751
581,651	Micron Technology, Inc. (a)	1,535,559
171,336	National Semiconductor Corp.	1,725,354
204,881	NVIDIA Corp. (a)	1,653,390
115,389	Texas Instruments Inc.	1,790,837
100,467	Xilinx, Inc.	1,790,322

		21,359,441

	Services to the Health Industry (1.1%)
26,574	Express Scripts, Inc. (a)	1,461,039
109,782	IMS Health Inc.	1,664,295
25,837	Laboratory Corp. of America Holdings (a)	1,664,161
40,484	Medco Health Solutions Inc. (a)	1,696,684
34,646	Quest Diagnostics Inc.	1,798,474
30,815	Stericycle, Inc. (a)	1,604,845

		9,889,498

	Specialty Insurance (0.4%)
58,769	Assurant, Inc.	1,763,070
345,943	MBIA Inc.	1,407,988

		3,171,058

	Specialty Stores (1.2%)
180,544	AutoNation, Inc. (a)	1,783,775
13,198	AutoZone, Inc. (a)	1,840,725
62,679	Bed Bath & Beyond Inc. (a)	1,593,300
574,035	Office Depot, Inc. (a)	1,710,624
89,086	Staples, Inc.	1,596,421
69,627	Tiffany & Co.	1,645,286

		10,170,131

	Specialty Telecommunications (1.0%)
55,357	American Tower Corp. (Class A) (a)	1,623,067
67,062	CenturyTel, Inc.	1,832,804
190,452	Frontier Communication Corp.	1,664,550
504,227	Qwest Communications International, Inc. (a)	1,835,386
175,876	Windstream Corp.	1,618,059

		8,573,866

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Steel (0.8%)
180,988	AK Steel Holding Corp. (a)	$1,686,808
66,486	Allegheny Technologies, Inc.	1,697,388
38,314	Nucor Corp.	1,770,107
46,852	United States Steel Corp.	1,742,894

		6,897,197

	Telecommunication Equipment (1.1%)
232,189	Ciena Corp. (a)	1,555,666
185,467	Corning Inc. (a)	1,767,501
46,693	Harris Corp.	1,776,669
368,415	Motorola, Inc.	1,632,078
46,761	QUALCOMM, Inc.	1,675,447
375,196	Tellabs, Inc. (a)	1,545,808

		9,953,169

	Tobacco (1.0%)
106,693	Altria Group, Inc.	1,606,797
30,334	Lorillard, Inc.	1,709,321
38,955	Philip Morris International	1,694,932
40,076	Reynolds American, Inc.	1,615,464
23,457	UST, Inc.	1,627,447

		8,253,961

	Tools/Hardware (0.6%)
36,627	Black & Decker Corp.	1,531,375
42,422	Snap-On, Inc.	1,670,578
53,532	Stanley Works (The)	1,825,441

		5,027,394

	Trucks/Construction/Farm Machinery (0.9%)
38,433	Caterpillar Inc.	1,716,802
60,994	Cummins Inc.	1,630,370
41,398	Deere & Co.	1,586,371
179,499	Manitowoc Co., Inc.	1,554,461
59,774	PACCAR, Inc.	1,709,536

		8,197,540

	Wholesale Distributors (0.4%)
46,895	Genuine Parts Co.	1,775,445
23,639	Grainger (W.W.), Inc.	1,863,699

		3,639,144

	Total Common Stocks
	(Cost $786,552,212)	840,343,872

NUMBER OF
SHARES (000)

	Short-Term Investment (e) (0.4%)
	Investment Company
3,364	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $3,363,795)	3,363,795

Total Investments
(Cost $789,916,007) (f)(g)	98.3%	843,707,667
Other Assets In Excess of Liabilities	1.7	14,653,694

Net Assets	100.0%	$858,361,361

(a)	Non-income producing security.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $2,920,500.
(c)	Consist of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.
(d)	A Security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(e)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(f)	Securities have been designated as collateral in an amount equal to $5,855,475 in connection with open futures contracts.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $255,924,159 and the aggregate gross unrealized depreciation is $202,132,499 resulting in net unrealized appreciation of $53,791,660.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investment - December 31, 2008 (unaudited) continued

Futures Contracts Open at December 31, 2008:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION
590	Long	S&P 500 Mini Index March 2009	$26,552,950	$57,395

Summary of Investments

			PERCENT OF
			TOTAL
SECTOR	VALUE		INVESTMENTS
Finance	$138,393,178		16.4%
Electronic Technology	86,318,253		10.2
Health Technology	64,814,840		7.7
Consumer Non-Durables	60,506,423		7.2
Utilities	58,714,066		7.0
Retail Trade	56,714,336		6.7
Technology Services	48,373,472		5.7
Consumer Services	44,495,344		5.3
Producer Manufacturing	43,471,033		5.2
Energy Minerals	40,789,826		4.8
Consumer Durables	33,745,345		4.0
Process Industries	33,064,349		4.0
Industrial Services	30,612,433		3.6
Health Services	23,648,741		2.8
Commercial Services	16,722,442		2.0
Non-Energy Minerals	17,206,330		2.0
Communications	15,373,492		1.8
Transportation	15,274,656		1.8
Distribution Services	12,105,313		1.4
Investment Company	3,363,795		0.4

	$843,707,667	ˆ	100.0%

ˆ	Does not include open long futures contracts with an underlying face amount of $26,552,950 with total unrealized depreciation of $57,395.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Statements

Statement of Assets and Liabilities
December 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $784,360,695)	$838,675,631
Investment in affiliates, at value (cost $5,555,312)	5,032,036
Receivable for:
Investments sold	25,999,777
Dividends	2,239,517
Shares of beneficial interest sold	705,814
Dividends from affiliate	2,599
Prepaid expenses and other assets	205,747

Total Assets	872,861,121

Liabilities:
Payable for:
Shares of beneficial interest redeemed	7,325,869
Investments purchased	5,838,715
Distribution fee	308,841
Investment advisory fee	92,657
Variation margin	70,885
Transfer agent fee	63,333
Administration fee	62,149
Payable to bank	50,972
Accrued expenses and other payables	686,339

Total Liabilities	14,499,760

Net Assets	$858,361,361

Composition of Net Assets:
Paid-in-capital	$914,977,572
Net unrealized appreciation	53,849,055
Accumulated undistributed net investment income	4,902,604
Accumulated net realized loss	(115,367,870)

Net Assets	$858,361,361

Class A Shares:
Net Assets	$460,584,688
Shares Outstanding (unlimited authorized, $.01 par value)	25,627,692
Net Asset Value Per Share	$17.97

Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$18.97

Class B Shares:
Net Assets	$176,907,680
Shares Outstanding (unlimited authorized, $.01 par value)	9,839,688
Net Asset Value Per Share	$17.98

Class C Shares:
Net Assets	$49,298,668
Shares Outstanding (unlimited authorized, $.01 par value)	2,824,409
Net Asset Value Per Share	$17.45

Class I Shares:
Net Assets	$171,428,727
Shares Outstanding (unlimited authorized, $.01 par value)	9,490,890
Net Asset Value Per Share	$18.06

Class R Shares:
Net Assets	$65,438
Shares Outstanding (unlimited authorized, $.01 par value)	3,644
Net Asset Value Per Share	$17.96

Class W Shares:
Net Assets	$76,160
Shares Outstanding (unlimited authorized, $.01 par value)	4,244
Net Asset Value Per Share	$17.95

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Statements continued

Statement of Operations
For the six months ended December 31, 2008 (unaudited)

Net Investment Income:
Income
Dividends	$14,921,360
Dividends from affiliates	87,797

Total Income	15,009,157

Expenses
Distribution fee (Class A shares)	811,063
Distribution fee (Class B shares)	1,342,499
Distribution fee (Class C shares)	351,322
Distribution fee (Class R shares)	205
Distribution fee (Class W shares)	148
Transfer agent fees and expenses	1,165,638
Investment advisory fee	753,428
Administration fee	502,286
Shareholder reports and notices	287,556
Custodian fees	45,472
Registration fees	44,209
Professional fees	39,483
Trustees’ fees and expenses	4,867
Other	121,254

Total Expenses	5,469,430
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,802)

Net Expenses	5,467,628

Net Investment Income	9,541,529

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(98,763,647)
Investment in affiliates	(752,773)
Futures contracts	(1,856,369)

Net Realized Loss	(101,372,789)

Change in Unrealized Appreciation/Depreciation on:
Investments	(400,720,831)
Investment in affiliates	(1,227,858)
Futures contracts	172,575

Net Change in Unrealized Appreciation/Depreciation	(401,776,114)

Net Loss	(503,148,903)

Net Decrease	$(493,607,374)

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2008	JUNE 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$9,541,529	$21,109,793
Net realized gain (loss)	(101,372,789)	216,237,129
Net Change in Unrealized Appreciation/Depreciation	(401,776,114)	(613,434,716)

Net Decrease	(493,607,374)	(376,087,794)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(9,892,313)	(11,131,648)
Class B shares	(1,238,855)	(1,029,812)
Class C shares	(466,841)	(456,394)
Class I shares	(4,399,292)	(6,382,188)
Class R shares	(1,271)	—
Class W shares	(1,437)	—
Net realized gain
Class A shares	(80,663,492)	(96,878,079)
Class B shares	(31,760,830)	(51,069,665)
Class C shares	(8,816,197)	(11,353,637)
Class I shares	(30,144,958)	(45,346,132)
Class R shares	(10,994)	—
Class W shares	(11,470)	—

Total Dividends and Distributions	(167,407,950)	(223,647,555)

Net decrease from transactions in shares of beneficial interest	(72,611,085)	(170,960,516)

Net Decrease	(733,626,409)	(770,695,865)
Net Assets:
Beginning of period	1,591,987,770	2,362,683,635

End of Period (Including accumulated undistributed net investment income of $4,902,604 and $11,361,084, respectively)	$858,361,361	$1,591,987,770

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Equally-Weighted S&P 500 Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering two additional classes (Class R and Class W shares).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R, and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R, and Class W shares incur distribution expenses.

During the period ended December 31, 2008, the Fund assessed a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R, and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited) continued

last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited) continued

files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; (iii) Class C – up to 1.0% of the average daily net assets of Class C shares; (iv) Class R – up to 0.50% of the average daily net assets of Class R shares; and (v) Class W – up to 0.35% of the average daily net assets of Class W shares.

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,981,343 at December 31, 2008.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2008, the distribution fee was accrued for Class A, Class C, Class R, Class W shares at the annual rate of 0.25%, 0.98%, 0.49% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $1,516, $267,759 and $5,232, respectively and received $78,367 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended December 31, 2008, advisory fees paid were reduced by $1,802 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $34,468 for the six months ended December 31, 2008. For the six months ended December 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $112,540,116 and $111,266,981, respectively.

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2008 aggregated $249,629,875 and $491,401,910, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $3,991. At December 31, 2008, the Fund had an accrued pension liability of $71,890 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	DECEMBER 31, 2008		JUNE 30, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,489,714	$37,416,638	2,003,927	$78,555,770
Conversion from Class B	125,435	3,245,935	1,367,814	55,358,227
Reinvestment of dividends and distributions	5,233,415	88,549,396	2,532,738	95,433,560
Redeemed	(5,170,886)	(122,656,695)	(5,544,025)	(214,478,453)

Net increase – Class A	1,677,678	6,555,275	360,454	14,869,104

CLASS B SHARES
Sold	196,031	4,859,556	525,541	21,350,940
Conversion to Class A	(126,725)	(3,245,935)	(1,383,465)	(55,358,227)
Reinvestment of dividends and distributions	1,888,263	31,987,183	1,255,182	46,981,474
Redeemed	(2,782,074)	(70,117,363)	(3,791,305)	(144,603,444)

Net decrease – Class B	(824,505)	(36,516,559)	(3,394,047)	(131,629,257)

CLASS C SHARES
Sold	145,657	3,537,825	250,623	9,838,126
Reinvestment of dividends and distributions	555,627	9,134,509	303,863	11,130,495
Redeemed	(619,557)	(15,041,621)	(626,741)	(23,589,547)

Net increase (decrease) – Class C	81,727	(2,369,287)	(72,255)	(2,620,926)

CLASS I SHARES@@
Sold	341,520	9,669,297	868,740	34,795,984
Reinvestment of dividends and distributions	2,025,936	34,461,165	1,210,297	45,858,133
Redeemed	(3,327,753)	(84,447,338)	(3,389,304)	(132,433,554)

Net decrease – Class I	(960,297)	(40,316,876)	(1,310,267)	(51,779,437)

CLASS R SHARES@@@
Sold	—	—	2,919	100,000
Reinvestment of dividends and distributions	725	12,265
Redeemed	—	—	—	—

Net increase – Class R	725	12,265	2,919	100,000

CLASS W SHARES@@@
Sold	561	11,190	2,919	100,000
Reinvestment of dividends and Distributions	764	12,907
Redeemed	—	—	—	—

Net increase – Class W	1,325	24,097	2,919	100,000

Net decrease in Fund	(23,347)	$(72,611,085)	(4,410,277)	$(170,960,516)

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

@@@	Shares were first issued on March 31, 2008.

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited) continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trust (“REIT”) held by the Fund.
8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures (“futures contracts”) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
9. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2008 (unaudited) continued

information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$843,707,667	$843,707,667	—	—
Other Financial Instruments*	57,395	57,395	—	—

Total	$843,765,062	$843,765,062	—	—

*	Other financial instruments include futures contracts.
10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31,2008			2008	2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.39			$45.39	$40.04		$37.58	$34.88	$29.36

Income (loss) from investment operations:
Net investment income(1)	0.23			0.48	0.45		0.39	0.33	0.22
Net realized and unrealized gain (loss)	(11.42)			(7.81)	7.54		3.79	3.17	7.54

Total income (loss) from investment operations	(11.19)			(7.33)	7.99		4.18	3.50	7.76

Less dividends and distributions from:
Net investment income	(0.46)			(0.48)	(0.40)		(0.36)	(0.18)	(0.12)
Net realized gain	(3.77)			(4.19)	(2.24)		(1.36)	(0.62)	(2.12)

Total dividends and distributions	(4.23)			(4.67)	(2.64)		(1.72)	(0.80)	(2.24)

Net asset value, end of period	$17.97			$33.39	$45.39		$40.04	$37.58	$34.88

Total Return(2)	(32.69)		%(5)	(17.31)%	20.44%		11.22%	10.07%	27.26%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.72%(4	)(6)		0.62%(4)	0.62	%(4)	0.63%	0.70%	0.86%
Net investment income	1.68%(4	)(6)		1.22%(4)	1.05	%(4)	0.98%	0.91%	0.66%
Supplemental Data:
Net assets, end of period, in thousands	$460,585			$799,622	$1,070,820		$850,678	$729,440	$64,890
Portfolio turnover rate	20%(5)			25%	14%		16%	14%	11%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2008			2008	2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.02			$44.85	$39.57		$37.10	$34.52	$29.20

Income (loss) from investment operations:
Net investment income (loss)(1)	0.13			0.18	0.12		0.09	0.06	(0.04)
Net realized and unrealized gain (loss)	(11.25)			(7.74)	7.45		3.74	3.14	7.49

Total income (loss) from investment operations	(11.12)			(7.56)	7.57		3.83	3.20	7.45

Less dividends and distributions from:
Net investment income	(0.15)			(0.08)	(0.05)		0.00	0.00	(0.01)
Net realized gain	(3.77)			(4.19)	(2.24)		(1.36)	(0.62)	(2.12)

Total dividends and distributions	(3.92)			(4.27)	(2.29)		(1.36)	(0.62)	(2.13)

Net asset value, end of period	$17.98			$33.02	$44.85		$39.57	$37.10	$34.52

Total Return(2)	(32.97)		%(5)	(17.96)%	19.54%		10.38%	9.29%	26.29%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.47%(4	)(6)		1.37%(4)	1.38	%(4)	1.38%	1.45%	1.63%
Net investment income (loss)	0.93%(4	)(6)		0.47%(4)	0.29	%(4)	0.23%	0.16%	(0.11)%
Supplemental Data:
Net assets, end of period, in thousands	$176,908			$352,174	$630,489		$674,371	$767,445	$1,279,687
Portfolio turnover rate	20%(5)			25%	14%		16%	14%	11%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2008			2008	2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$32.33			$44.08	$38.97		$36.60	$34.07	$28.87

Income (loss) from investment operations:
Net investment income (loss)(1)	0.12			0.19	0.14		0.11	0.06	(0.03)
Net realized and unrealized gain (loss)	(11.03)			(7.58)	7.33		3.69	3.09	7.40

Total income (loss) from investment operations	(10.91)			(7.39)	7.47		3.80	3.15	7.37

Less dividends and distributions from:
Net investment income	(0.20)			(0.17)	(0.12)		(0.07)	0.00	(0.05)
Net realized gain	(3.77)			(4.19)	(2.24)		(1.36)	(0.62)	(2.12)

Total dividends and distributions	(3.97)			(4.36)	(2.36)		(1.43)	(0.62)	(2.17)

Net asset value, end of period	$17.45			$32.33	$44.08		$38.97	$36.60	$34.07

Total Return(2)	(32.97)		%(5)	(17.89)%	19.53%		10.44%	9.26%	26.31%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.47%(4	)(6)		1.35%(4)	1.34	%(4)	1.33%	1.45%	1.63%
Net investment income (loss)	0.93%(4	)(6)		0.49%(4)	0.33	%(4)	0.28%	0.16%	(0.11)%
Supplemental Data:
Net assets, end of period, in thousands	$49,299			$88,658	$124,080		$101,809	$92,529	$68,101
Portfolio turnover rate	20%(5)			25%	14%		16%	14%	11%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2008			2008	2007		2006	2005	2004
	(unaudited)
Class I Shares @@
Selected Per Share Data:
Net asset value, beginning of period	$33.62			$45.68	$40.28		$37.77	$35.04	$29.44

Income (loss) from investment operations:
Net investment income (1)	0.27			0.59	0.56		0.49	0.42	0.30
Net realized and unrealized gain (loss)	(11.51)			(7.87)	7.58		3.81	3.20	7.56

Total income (loss) from investment operations	(11.24)			(7.28)	8.14		4.30	3.62	7.86

Less dividends and distributions from:
Net investment income	(0.55)			(0.59)	(0.50)		(0.43)	(0.27)	(0.14)
Net realized gain	(3.77)			(4.19)	(2.24)		(1.36)	(0.62)	(2.12)

Total dividends and distributions	(4.32)			(4.78)	(2.74)		(1.79)	(0.89)	(2.26)

Net asset value, end of period	$18.06			$33.62	$45.68		$40.28	$37.77	$35.04

Total Return(2)	(32.61)		%(5)	(17.11)%	20.72%		11.49%	10.38%	27.55%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.47%(4	)(6)		0.37%(4)	0.38	%(4)	0.38%	0.45%	0.63%
Net investment income	1.93%(4	)(6)		1.47%(4)	1.29	%(4)	1.23%	1.16%	0.89%
Supplemental Data:
Net assets, end of period, in thousands	$171,429			$351,338	$537,295		$508,494	$458,885	$295,414
Portfolio turnover rate	20%(5)			25%	14%		16%	14%	11%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX			MARCH 31, 2008@@@
	MONTHS ENDED			THROUGH
	DECEMBER 31, 2008			JUNE 30, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.36			$34.26

Income (loss) from investment operations:
Net investment income(1)	0.20			0.09
Net realized and unrealized loss	(11.39)			(0.99)

Total loss from investment operations	(11.19)			(0.90)

Less dividends and distributions from:
Net investment income	(0.44)			—
Net realized gain	(3.77)			—

Total dividends and distributions	(4.21)			0.00

Net asset value, end of period	$17.96			$33.36

Total Return(2)	(32.79)		%(5)	(2.63)		%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.97%(4	)(6)		0.86%(4	)(6)
Net investment income	1.43%(4	)(6)		0.98%(4	)(6)
Supplemental Data:
Net assets, end of period, in thousands	$65			$97
Portfolio turnover rate	20%(5)			25%(5)

@@@	The date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX			MARCH 31, 2008@@@
	MONTHS ENDED			THROUGH
	DECEMBER 31, 2008			JUNE 30, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.38			$34.26

Income (loss) from investment operations:
Net investment income(1)	0.08			0.10
Net realized and unrealized loss	(11.27)			(0.98)

Total loss from investment operations	(11.19)			(0.88)

Less dividends and distributions from:
Net investment income	(0.47)			—
Net realized gain	(3.77)			—

Total dividends and distributions	(4.24)			0.00

Net asset value, end of period	$17.95			$33.38

Total Return(2)	(32.74)		%(5)	(2.57)		%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.82%(4	)(6)		0.71%(4	)(6)
Net investment income	1.58%(4	)(6)		1.13%(4	)(6)
Supplemental Data:
Net assets, end of period, in thousands	$76			$97
Portfolio turnover rate	20%(5)			25%(5)

@@@	The date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to

Morgan Stanley Equally-Weighted S&P 500 Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Equally-Weighted
S&P 500 Fund

Semiannual
Report
December 31, 2008

VADSAN
IU09-00719P-Y12/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Equally-Weighted S&P 500 Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

3